RELATED PARTY TRANSACTIONS (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Automatic teller machine administration		Automatic teller machine administration	Automatic teller machine administration
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 3,355		$ 3,754	$ 888
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Credit Card processing		Credit Card processing	Credit card processing
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 14,586		$ 10,882	$ 5,572
Combanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Data transmission services		Data transmission services	Data transmission services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 378		$ 291	$ 164
Itau Chile Cia de Seguros de Vida SA [Member]
Disclosure of transactions between related parties [line items]
Description	Life insurance		Life insurance
Balance Asset (Liability)
Effect on statement of income	7,819		5,653
Effect on statement of expense	$ 948		$ 2,782
Asesorias Cumelen S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Advisory services		Advisory services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense			$ 450
Corp Research S.A [Member]
Disclosure of transactions between related parties [line items]
Description	Management advisory services		Management advisory services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 453		$ 443
Recuperadora de Creditos S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Credit collection		Credit collection	Credit collection
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense			$ 540	$ 1,030
Itau Chile Inv. Serv. y Administracion S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Leases		Leases	Leases
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 650		$ 422	$ 587
Compania de Seguros Confuturo S. A. [Member]
Disclosure of transactions between related parties [line items]
Description	Insurance	[1]	Insurance
Balance Asset (Liability)		[1]
Effect on statement of income		[1]
Effect on statement of expense		[1]	$ 1,418
Instituto de Estudios Bancarios Guillermo Subercaseaux [Member]
Disclosure of transactions between related parties [line items]
Description	Education services		Education services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 143		$ 69
Opina S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Publishing services		Publishing services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense			$ 110
VIP Asesorias y Servicios Integrales Ltda. [Member]
Disclosure of transactions between related parties [line items]
Description	Advisory services		Advisory services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 415		$ 185
Itau Unibanco S.A. [Member]
Disclosure of transactions between related parties [line items]
Description			Advisory services	Advisory services
Effect on statement of income
Effect on statement of expense				$ 6,610
CAI Gestion Inmobiliaria S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Commercial home (Department stores)		Commercial home (Department stores)
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 115		$ 90
Compania de Seguros CorpSeguros S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Insurance	[1]	Insurance
Balance Asset (Liability)		[1]
Effect on statement of income		[1]
Effect on statement of expense		[1]	$ 3,263
Universidad Andres Bello [Member]
Disclosure of transactions between related parties [line items]
Description	Education services		Education services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense			$ 32
Promoservice S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Promotion services		Promotion services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 267		$ 1,431
Comder Contraparte Central S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Banking services		Banking services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 1,067		$ 697
Sinacofi S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Data transmission services	[1]	Data transmission services
Balance Asset (Liability)		[1]
Effect on statement of income		[1]
Effect on statement of expense		[1]	$ 918
Operadora de Tarjeta de Credito Nexus S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Credit Card processing		Credit Card processing
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 3,836		$ 1,896
Pulso Editorial S.A [Member]
Disclosure of transactions between related parties [line items]
Description	Publishing services		Publishing services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 509		$ 521
Inmobiliaria Edificio Corpgroup S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Corporate office rent and building cost		Corporate office rent and building cost
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 4,725		$ 5,010
Grupo de Radios Dial S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Publicity		Publicity
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense			$ 107
Hotel Corporation of Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Accomodation, events		Accomodation, events
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 265		$ 64
Corp Imagen y disenos S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Other services		Other services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 196		$ 82
Asesorias e Inversiones Rapelco Limitada S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Other services		Other services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense			$ 37
Corp Group Holding Inversiones Limitada [Member]
Disclosure of transactions between related parties [line items]
Description	Advisory services		Advisory services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 398		$ 394
SMU S.A., Rendic Hnos S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Prepaid rent for space for ATMs		Prepaid rent for space for ATMs
Balance Asset (Liability)	$ 7,960		$ 10,181
Effect on statement of income
Effect on statement of expense	$ 2,221		$ 2,152
Inversiones Corp Group Interhold Ltda. [Member]
Disclosure of transactions between related parties [line items]
Description	Management advisory services		Management advisory services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 3,097		$ 2,172
Itau Chile Cia. de Seguros [Member]
Disclosure of transactions between related parties [line items]
Description				Insurance
Effect on statement of income
Effect on statement of expense				$ 2,168
Itau Chile Cia. de Seguros [Member]
Disclosure of transactions between related parties [line items]
Description				Credit collection
Effect on statement of income
Effect on statement of expense				$ 53
Itau Chile Cia. de Seguros [Member]
Disclosure of transactions between related parties [line items]
Description				Leases
Effect on statement of income
Effect on statement of expense				$ 15
Everis Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Advisory services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 607
Bcycle Latam SPA [Member]
Disclosure of transactions between related parties [line items]
Description	Other services
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 552

[1]	These companies at the end of December 2017 are no considered related parties.